Schedule II Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

		(Additions) / Deductions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year Ended June 30, 2022
Allowance for doubtful accounts / credit losses	$(4,167)	$(166)	$—	$623	$(3,710)
Deferred tax valuation allowance	(119,135)	(31,679)	(229)	—	(151,043)

	$(123,302)	$(31,845)	$(229)	$623	$(154,753)

Year Ended June 30, 2021
Allowance for doubtful accounts / credit losses	$(3,926)	$(887)	$—	$646	$(4,167)
Deferred tax valuation allowance	(39,030)	(70,501)	(9,604)	—	(119,135)

	$(42,956)	$(71,388)	$(9,604)	$646	$(123,302)

Year Ended June 30, 2020
Allowance for doubtful accounts / credit losses	$(1,814)	$(3,568)	$—	$1,456	$(3,926)
Deferred tax valuation allowance	(15,409)	558	(24,179)	—	(39,030)

	$(17,223)	$(3,010)	$(24,179)	$1,456	$(42,956)